Inventories	12 Months Ended
Mar. 31, 2021
Classes Of Inventories [Abstract]
Inventories
6.	Inventories:

	March 31,	March 31,
	2021	2020

Raw materials	$8,690,034	$5,065,731
Work in progress	7,427,829	2,790,815
Finished goods	4,340,630	553,828
Supplies and spare parts	1,295,654	682,164
	$21,754,147	$9,092,538

Cost of sales for the year ended March 31, 2021 was comprised of inventory costs of $57,361,951 (2020 - $28,038,207), other costs of $1,803,211 (2020 - $1,296,101), wage subsidy related to the Canada Emergency Wage Subsidy (CEWS) of $1,233,022 (2020 - nil), and impairment loss on inventories of $25,073,789 (2020 - $2,081,943).